Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 8,075,000
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,792,000	$ 14,792,000
Accumulated Amortization	8,963,000	8,049,000
Net Carrying Amount	$ 5,829,000	$ 6,743,000